Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
Debt for the Company consists of the following:

	December 31, 2018			December 31, 2017
	Principal	Unamortized Discount and Debt Issuance Costs	Net	Principal	Unamortized Discount and Debt Issuance Costs	Net
	(in millions)
Senior secured term loan facility due September 2023	$837.5	$8.7	$828.8	$937.5	$11.9	$925.6
Borrowings under other lines of credit	5.8	—	5.8	7.4	—	7.4
Capital lease obligations and other	0.3	—	0.3	0.2	—	0.2
	843.6	8.7	834.9	945.1	11.9	933.2
Less current portion	(5.9)	—	(5.9)	(16.9)	(0.1)	(16.8)
	$837.7	$8.7	$829.0	$928.2	$11.8	$916.4

Future Minimum Payments of Debt and Capital Lease Arrangements	As of December 31, 2018, future minimum payments of the Company’s debt and capital lease arrangements are as follows (in millions):

2019	$0.1
2020	0.1
2021	0.1
2022	—
2023	837.5